Investments and fair value measurements - Schedule of Unrealized Loss on Held-to-Maturity Debt Securities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
HTM, Less than 12 months, Fair value	$ 6,175,000	$ 13,645,000	$ 6,095,000
HTM, Less than 12 months, Unrealized losses	(44,000)	(53,000)	(4,000)
HTM, Greater than 12 months, Fair value	658,000	0
HTM, Greater than 12 months, Unrealized losses	(8,000)	0	0
HTM, Fair value	6,833,000	13,645,000
HTM, Unrealized losses	(52,000)	(53,000)
Corporate debt securities
Schedule of Held-to-maturity Securities [Line Items]
HTM, Less than 12 months, Fair value	4,717,000	8,464,000	1,016,000
HTM, Less than 12 months, Unrealized losses	(43,000)	(53,000)	(1,000)
HTM, Greater than 12 months, Fair value	658,000	0
HTM, Greater than 12 months, Unrealized losses	(8,000)	0
HTM, Fair value	5,375,000	8,464,000
HTM, Unrealized losses	(51,000)	(53,000)
U.S. Treasury securities
Schedule of Held-to-maturity Securities [Line Items]
HTM, Less than 12 months, Fair value	1,458,000	5,181,000	5,079,000
HTM, Less than 12 months, Unrealized losses	(1,000)	0	(3,000)
HTM, Greater than 12 months, Fair value	0	0
HTM, Greater than 12 months, Unrealized losses	0	0
HTM, Fair value	1,458,000	5,181,000
HTM, Unrealized losses	(1,000)	0
Certificate of deposits
Schedule of Held-to-maturity Securities [Line Items]
HTM, Less than 12 months, Fair value	0	0	0
HTM, Less than 12 months, Unrealized losses	0	0	$ 0
HTM, Greater than 12 months, Fair value	0	0
HTM, Greater than 12 months, Unrealized losses	0	0
HTM, Fair value	0	0
HTM, Unrealized losses	$ 0	$ 0